CONSOLIDATED STATEMENTS OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Information [Abstract]
Summary of Consolidated Statement of Cash Flows
The changes in non-cash balances related to operations consist of the following:

Year ended December 31 (millions of dollars)	2025	2024
Accounts receivable	(169)	(81)
Due from related parties	(84)	(12)
Materials and supplies	(1)	6
Prepaid expenses and other assets (Note 8)	2	(26)
Other long-term assets	(5)	(34)
Accounts payable (Note 13)	23	7
Accrued liabilities	95	136
Unearned revenue (Note 13)	(23)	125
Due to related parties	137	40
Accrued interest (Note 13)	23	31
Long-term accounts payable and other long-term liabilities	(9)	8
Post-retirement and post-employment benefit liability	64	49
	53	249
The following tables reconcile investments in property, plant and equipment and intangible assets and the amounts presented in the consolidated statements of cash flows for the years ended December 31, 2025 and 2024. The reconciling items include net change in accruals, transfers, and capitalized depreciation.

Year ended December 31, 2025 (millions of dollars)	Property, Plant and Equipment	Intangible Assets	Total
Capital investments	(3,289)	(77)	(3,366)
Reconciling items	319	(3)	316
Cash outflow for capital expenditures	(2,970)	(80)	(3,050)

Year ended December 31, 2024 (millions of dollars)	Property, Plant and Equipment	Intangible Assets	Total
Capital investments	(2,968)	(95)	(3,063)
Reconciling items	248	7	255
Cash outflow for capital expenditures	(2,720)	(88)	(2,808)
Supplementary Information

Year ended December 31 (millions of dollars)	2025	2024
Net interest paid	724	643
Income taxes paid	45	35